Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management
Schedule of foreign currency position of monetary items

The foreign currency position of monetary items of the Group at December 31, 2018, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,359,524	Ps.	19.6730	Ps.	26,745,916
Euros	58,869		22.5126		1,325,294
Swiss francs	5,474		19.9910		109,431
Chilean pesos	3,102,339		0.0282		87,486
Colombian pesos	3,222,821		0.0060		19,337
Argentinean pesos	22,518		0.5218		11,750
Other currencies	—		—		31,500

Liabilities:
U.S. dollars (1)	4,569,137	Ps.	19.6730	Ps.	89,888,632
Euros	4,449		22.5126		100,159
Swiss francs	9,871		19.9910		197,331
Chilean pesos	3,418,223		0.0282		96,394
Colombian pesos	11,769,323		0.0060		70,616
Other currencies	—		—		11,744

The foreign currency position of monetary items of the Group at December 31, 2017, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,506,177	Ps.	19.7051	Ps.	29,679,368
Euros	25,934		23.6256		612,706
Chilean pesos	3,718,631		0.0320		118,996
Colombian pesos	4,765,350		0.0066		31,451
Argentinean pesos	10,660		1.0566		11,263
Other currencies	—		—		309,325

Liabilities:
U.S. dollars (1)	4,437,506	Ps.	19.7051	Ps.	87,441,499
Euros	3,311		23.6256		78,224
Chilean pesos	1,864,214		0.0320		59,655
Colombian pesos	9,963,833		0.0066		65,761
Other currencies	—		—		163,781
(1)

As of December 31, 2018 and 2017, monetary liabilities include U.S.$2,585.8 million (Ps.50,869,542) and U.S.$2,440.3 million (Ps.48,086,947), respectively, related to long-term debt designated as hedging instruments of the Group’s investment in UHI.

Schedule of foreign currency of monetary items with net position

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2018		2017
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	1,362.6	U.S.$	1,485.2
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, finance lease obligations, and other liabilities (2) (3)		(4,533.6)		(4,411.5)
Net liability position	U.S.$	(3,171.0)	U.S.$	(2,926.3)
(1)	As of December 31, 2018 and 2017, this line includes U.S. dollar equivalent amounts of U.S.$68.9 million and U.S.$31.8 million, respectively, related to other foreign currencies, primarily Euros.
(2)	As of December 31, 2018 and 2017, this line includes U.S. dollar equivalent amounts of U.S.$15.0 million and U.S.$5.9 million, respectively, related to other foreign currencies, primarily Euros.
(3)

As of December 31, 2018 and 2017, monetary liabilities include U.S.$2,585.8 million (Ps.50,869,542) and U.S.$2,440.3 million (Ps.48,086,944), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UHI and the investment in Open Ended Fund (see Note 13).

Schedule of hypothetical changes in fair value or losses in earnings

								Difference between
								Fair Value and
								Carrying Value
								Assuming a
					Difference between			Hypothetical
	Carrying				Fair Value and			10% Increase in
December 31, 2018	Value		Fair Value		Carrying Value			Fair Value
Assets:
Temporary investments (1)	Ps.	30,992	Ps.	30,992	Ps.	—	Ps.	—
Warrants issued by UHI		34,921,530		34,921,530		—		3,492,153
Long-term loan and interest receivable from GTAC		817,605		824,540		6,935		89,389
Open Ended Fund		7,662,726		7,662,726		—		766,273
Other equity instruments		6,545,625		6,545,625		—		654,563
Other financial assets		72,612		72,612		—		7,261
Derivative financial instruments (2)		1,035,522		1,035,522		—		—

Liabilities(3) (4):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,803,800		12,970,370		1,166,570		2,463,607
Senior Notes due 2026		5,901,900		5,849,137		(52,763)		532,151
Senior Notes due 2032		5,901,900		7,405,822		1,503,922		2,244,504
Senior Notes due 2040		11,803,800		12,733,821		930,021		2,203,403
Senior Notes due 2045		19,673,000		17,317,748		(2,355,252)		(623,477)
Senior Notes due 2046		17,705,700		18,201,991		496,291		2,316,490
Peso-denominated debt:
Notes due 2020		10,000,000		9,605,700		(394,300)		566,270
Notes due 2021		6,000,000		5,956,506		(43,494)		552,157
Notes due 2022		5,000,000		4,941,430		(58,570)		435,573
Notes due 2027		4,500,000		4,027,275		(472,725)		(69,998)
Senior Notes due 2037		4,500,000		3,586,050		(913,950)		(555,345)
Senior Notes due 2043		6,500,000		4,319,575		(2,180,425)		(1,748,468)
Notes payable to Mexican banks		13,834,538		13,551,620		(282,918)		1,072,243
Finance lease obligations		5,317,944		5,121,534		(196,410)		315,743
Other notes payable		2,576,874		2,430,667		(146,207)		96,860
Derivative financial instruments (2)		148,061		148,061		—		—

								Difference between
								Fair Value and
								Carrying Value
								Assuming a
					Difference between			Hypothetical
	Carrying				Fair Value and			10% Increase in
December 31, 2017	Value		Fair Value		Carrying Value			Fair Value
Assets:
Temporary investments (1)	Ps.	6,013,678	Ps.	6,013,678	Ps.	—	Ps.	—
Warrants issued by UHI		36,395,183		36,395,183		—		3,639,518
Long-term loan and interest receivable from GTAC		929,516		937,137		7,621		101,335
Other financial instruments		287,605		284,443		(3,162)		25,282
Open Ended Fund		7,297,577		7,297,577		—		729,758
Derivative financial instruments (2)		2,263,874		2,263,874		—		—

Liabilities(3) (4):
U.S. dollar-denominated debt:
Senior Notes due 2025		11,823,060		14,065,776		2,242,716		3,649,294
Senior Notes due 2026		5,911,530		6,278,104		366,574		994,384
Senior Notes due 2032		5,911,530		7,985,945		2,074,415		2,873,010
Senior Notes due 2040		11,823,060		14,583,508		2,760,448		4,218,799
Senior Notes due 2045		19,705,100		20,068,856		363,756		2,370,642
Senior Notes due 2046		17,734,590		21,016,731		3,282,141		5,383,814
Peso-denominated debt:
Notes due 2020		10,000,000		9,702,300		(297,700)		672,530
Notes due 2021		6,000,000		6,090,900		90,900		699,990
Notes due 2022		5,000,000		5,063,300		63,300		569,630
Notes due 2027		4,500,000		4,442,940		(57,060)		387,234
Senior Notes due 2037		4,500,000		4,085,685		(414,315)		(5,746)
Senior Notes due 2043		6,500,000		5,085,925		(1,414,075)		(905,482)
Notes payable to Mexican banks		14,142,027		13,917,175		(224,852)		1,166,866
Finance lease obligations		5,622,774		5,360,933		(261,841)		274,252
Other notes payable		3,684,060		3,319,414		(364,646)		(32,705)
(1)

At December 31, 2018 and 2017, the Group´s temporary investments consisted of highly liquid securities, including without limitation debt securities and equity instruments held for trading (primarily denominated in Mexican pesos and U.S. dollars). Given the short-term nature of these investments, an increase in U.S. and/or Mexican interest rates would not significantly decrease the fair value of these investments.

(2)	Given the nature of these derivative instruments, an increase of 10% in the interest and/or exchange rates would not have a significant impact on the fair value of these financial instruments.
(3)	The carrying value of debt is stated in this table at its principal amount.
(4)

The fair value of the Senior Notes and Notes due by the Group are within Level 1 of the fair value hierarchy as there is a quoted market price for them. The fair value of the finance lease obligations are within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of securities are within Level 1 of the fair value hierarchy, and were based on market interest rates to the listed securities.

Schedule of contractual undiscounted cash flows

		Less Than 12
		Months	12-36 Months		36-60 Months
		January 1,	January 1,		January 1,		Maturities
		2019 to	2020 to		2022 to		Subsequent to
		December 31,	December 31,		December 31,		December 31,
		2019	2021		2023		2023		Total
At December 31, 2018
Debt (1)	Ps.	989,156	Ps.	18,484,978	Ps.	15,360,404	Ps.	88,290,100	Ps.	123,124,638
Finance lease obligations		651,832		1,130,429		1,096,006		2,439,677		5,317,944
Other notes payable		1,288,437		1,288,437		—		—		2,576,874
Trade and other liabilities		30,697,162		5,185,357		1,595,863		2,001,185		39,479,567
Interest on debt (2)		7,502,935		15,737,245		12,646,361		82,849,121		118,735,662
Interest on finance lease obligations		394,168		592,606		444,736		409,367		1,840,877
Interest on other notes payable		41,562		5,938		—		—		47,500

		Less Than 12
		Months	12-36 Months		36-60 Months
		January 1,	January 1,		January 1,		Maturities
		2018 to	2019 to		2021 to		Subsequent to
		December 31,	December 31,		December 31,		December 31,
		2018	2020		2022		2022		Total
At December 31, 2017
Debt (1)	Ps.	307,489	Ps.	11,481,645	Ps.	19,852,893	Ps.	91,908,870	Ps.	123,550,897
Finance lease obligations		580,884		1,158,144		1,002,726		2,881,020		5,622,774
Other notes payable		1,178,435		2,505,625		—		—		3,684,060
Trade and other liabilities		28,103,281		5,527,223		1,912,825		780,166		36,323,495
Interest on debt (2)		6,848,965		16,946,850		13,910,021		88,905,897		126,611,733
Interest on finance lease obligations		420,572		671,660		496,371		536,910		2,125,513
Interest on other notes payable		5,585		41,562		77,188		—		124,335
(1)	The amounts of debt are disclosed on a principal amount basis (see Note 13).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2018 and 2017, based on contractual interest rate and exchange rates as of that date.